23. Leases (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sublease Rentals [Member]
DisclosureOfLeasesLineItems [Line Items]
Lease expenses (income)	[1]	R$ (230)	R$ (191)	R$ (174)
Variable [Member]
DisclosureOfLeasesLineItems [Line Items]
Lease expenses (income)		R$ 34	R$ 31	R$ 19

[1]	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.